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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21664


                   	  Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Cullen Value Fund
          Schedule of Investments  03/31/2010 (unaudited)

 Shares                                                        Value
          COMMON STOCKS - 94.7 %
          Energy - 8.8 %
          Integrated Oil & Gas - 4.6 %
4,690,600 Gazprom SA (A.D.R.) *                             $110,088,382
1,029,055 Petrochina Co., Ltd. (A.D.R.)  (b)                 120,625,827
                                                            $230,714,209
          Oil & Gas Drilling - 1.8 %
2,081,650 Ensco Plc                                         $93,216,287
          Oil & Gas Exploration & Production - 2.4 %
1,900,650 Devon Energy Corp.                                $122,458,880
          Total Energy                                      $446,389,376
          Materials - 1.7 %
          Diversified Metals & Mining - 1.7 %
4,090,983 Anglo American Plc *                              $88,528,872
          Total Materials                                   $88,528,872
          Capital Goods - 19.0 %
          Aerospace & Defense - 12.4 %
2,484,300 Boeing Co. (b)                                    $180,385,023
2,869,600 ITT Corp.                                          153,839,256
2,660,700 Raytheon Co.                                       151,979,184
1,971,000 United Technologies Corp.                          145,085,310
                                                            $631,288,773
          Construction & Engineering - 1.4 %
1,567,250 Fluor Corp.                                       $72,892,798
          Heavy Electrical Equipment - 2.2 %
5,152,700 ABB Ltd. (b)                                      $112,534,968
          Industrial Conglomerates - 3.0 %
1,794,850 3M Co.                                            $149,995,615
          Total Capital Goods                               $966,712,154
          Transportation - 4.2 %
          Air Freight & Couriers - 1.5 %
847,700   FedEx Corp.                                       $79,175,180
          Railroads - 2.7 %
952,950   Canadian National Railway Co.                     $57,739,241
1,398,320 Canadian Pacific Railway, Ltd.                     78,641,517
                                                            $136,380,758
          Total Transportation                              $215,555,938
          Automobiles & Components - 1.9 %
          Auto Parts & Equipment - 1.9 %
2,597,000 BorgWarner, Inc. *                                $99,153,460
          Total Automobiles & Components                    $99,153,460
          Media - 3.1 %
          Movies & Entertainment - 3.1 %
4,458,450 The Walt Disney Co. (b)                           $155,644,490
          Total Media                                       $155,644,490
          Food Beverage & Tobacco - 11.5 %
          Agricultural Products - 1.8 %
797,500   Archer Daniels Midland Co.                        $23,047,750
1,088,200 Bunge, Ltd. (b)                                    67,065,766
                                                            $90,113,516
          Distillers & Vintners - 2.3 %
1,722,300 Diageo Plc (A.D.R.) (b)                           $116,169,135
          Packaged Foods & Meats - 7.4 %
4,090,600 Kraft Foods, Inc. (b)                             $123,699,744
2,373,500 Nestle SA (Sponsored A.D.R.)                       121,523,200
4,447,200 Unilever N.V. (b)                                  134,127,552
                                                            $379,350,496
          Total Food Beverage & Tobacco                     $585,633,147
          Household & Personal Products - 2.4 %
          Household Products - 2.4 %
1,968,600 Kimberly-Clark Corp.                              $123,785,568
          Total Household & Personal Products               $123,785,568
          Health Care Equipment & Services - 3.1 %
          Health Care Equipment - 3.1 %
3,124,000 Covidien Ltd                                      $157,074,720
          Total Health Care Equipment & Services            $157,074,720
          Pharmaceuticals & Biotechnology - 9.0 %
          Pharmaceuticals - 9.0 %
1,523,850 Bayer AG (Sponsored A.D.R.)                       $103,088,453
5,117,200 Bristol-Myers Squibb Co. (b)                       136,629,240
2,606,200 Eli Lilly & Co. (b)                                94,396,564
1,911,600 Johnson & Johnson, Inc.                            124,636,320
                                                            $458,750,577
          Total Pharmaceuticals & Biotechnology             $458,750,577
          Diversified Financials - 8.3 %
          Diversified Finance Services - 5.7 %
4,952,300 Bank of America Corp.                             $88,398,555
13,568,500Citigroup, Inc. * (b)                              54,952,425
3,307,050 J.P. Morgan Chase & Co.                            147,990,488
                                                            $291,341,468
          Investment Banking & Brokerage - 2.6 %
387,750   Goldman Sachs Group, Inc.                         $66,161,783
2,264,700 Morgan Stanley Co.                                 66,333,063
                                                            $132,494,846
          Total Diversified Financials                      $423,836,314
          Insurance - 2.4 %
          Property & Casualty Insurance - 2.4 %
2,401,800 Chubb Corp. (b)                                   $124,533,330
          Total Insurance                                   $124,533,330
          Software & Services - 6.3 %
          Systems Software - 6.3 %
5,342,600 Microsoft Corp.                                   $156,377,902
6,439,000 Oracle Corp.                                       165,417,910
                                                            $321,795,812
          Total Software & Services                         $321,795,812
          Technology Hardware & Equipment - 6.2 %
          Communications Equipment - 1.7 %
5,480,000 Nokia Corp. (A.D.R.) (b)                          $85,159,200
          Computer Hardware - 2.7 %
2,583,000 Hewlett-Packard Co.                               $137,286,450
          Technology Distributors - 1.8 %
2,295,400 Arrow Electronics, Inc. *                         $69,160,402
767,300   Avnet, Inc. *                                      23,019,000
                                                            $92,179,402
          Total Technology Hardware & Equipment             $314,625,052
          Telecommunication Services - 6.6 %
          Integrated Telecom Services - 4.2 %
3,589,000 AT&T Corp.                                        $92,739,760
3,900,000 Verizon Communications, Inc.                       120,978,000
                                                            $213,717,760
          Wireless Telecommunication Services - 2.4 %
5,300,000 Vodafone Group Plc (A.D.R.) (b)                   $123,437,000
          Total Telecommunication Services                  $337,154,760
          TOTAL COMMON STOCKS
          (Cost  $4,340,650,187)                          $4,819,173,570
          Temporary Cash Investments - 8.9 %
          Repurchase Agreement - 4.6 %
175,755,00JPMorgan Chase & Co .18%, 4/5/10                  $175,755,000
58,585,000Societe General REPO .18%, 4/5/10                  58,585,000
                                                            $234,340,000
          Total Repurchase Agreement                        $234,340,000
          (Cost  $234,340,000)                              $234,340,000
Principal
Amount ($)                                                     Value
          Securities Lending Collateral  - 4.3 % (c)
          Certificates of Deposit:
5,960,581 DnB NOR Bank ASA NY, 0.19%, 5/19/10               $5,960,581
5,960,739 Rabobank Nederland NY, 0.19%, 7/6/10               5,960,739
5,960,581 Royal Bank of Canada, 0.23%, 1/21/11               5,960,581
5,388,365 Bank of Nova Scotia, 0.2%, 6/1/10                  5,388,365
5,960,648 BBVA NY, 0.265%, 6/1/10                            5,960,648
1,813,479 BNP Paribas, 0.70%, 6/4/10                         1,813,479
6,556,639 CBA Financial, 0.27%, 1/3/11                       6,556,639
                                                            $37,601,032
          Commercial Paper:
788,733   Caterpillar Financial Services, 0.34%, 8/20/10    $ 788,733
2,622,590 JDCLLP, 0.15%, 4/7/10                              2,622,590
2,503,360 JDCLLP, 0.15%, 4/9/10                              2,503,360
4,172,406 BCSFUN, 0.07%, 4/1/10                              4,172,406
4,380,716 CATFIN, 0.17%, 4/16/10                             4,380,716
2,979,181 CBAPP, 0.20%, 6/7/10                               2,979,181
4,767,721 HNDAF, 0.17%, 5/4/10                               4,767,721
1,281,405 HNDAF, 0.16%, 4/22/10                              1,281,405
595,943   INDFG, 0.21%, 5/4/10                                595,943
7,151,425 INDFG, 0.20%, 5/3/10                               7,151,425
4,648,672 PARFIN, 0.25%, 4/19/10                             4,648,672
5,958,263 WSTPAC, 0.25%, 5/27/10                             5,958,263
5,960,422 Char FD, 0.16%, 4/7/10                             5,960,422
2,383,616 Ciesco, 0.19%, 5/20/10                             2,383,616
5,959,102 FASCO, 0.19%, 5/18/10                              5,959,102
2,442,634 Kithaw, 0.16%, 5/5/10                              2,442,634
3,575,295 Kithaw, 0.20%, 5/24/10                             3,575,295
2,383,755 Old LLC, 0.18%, 5/11/10                            2,383,755
2,383,851 Ranger, 0.18%, 5/3/10                              2,383,851
1,787,844 SRCPP, 0.19%, 5/6/10                               1,787,844
4,553,776 SRCPP, 0.17%, 4/6/11                               4,553,776
1,099,846 STRAIT, 0.18%, 4/1/10                              1,099,846
1,158,290 STRAIT, 0.18%, 5/7/10                              1,158,290
2,628,425 STRAIT, 0.17%, 4/26/10                             2,628,425
2,383,411 STRAIT, 0.20%, 6/2/10                              2,383,411
2,979,677 TB LLC, 0.19%, 5/10/10                             2,979,677
2,978,976 TB LLC, 0.23%, 6/9/10                              2,978,976
5,960,581 Toyota Motor Credit Corp., 0.23%, 1/10/11          5,960,581
1,685,357 Wal Mart Stores, Inc., 0.22%, 7/1/10               1,685,357
6,790,831 Bank of America, 0.85%, 5/12/10                    6,790,831
2,979,852 GE, 0.30%, 1/26/11                                 2,979,852
1,789,137 GE Capital Corp., 0.43%, 8/20/10                   1,789,137
645,232   GE Capital Corp., 0.35%, 10/21/10                   645,232
649,618   GE Capital Corp., 0.31%, 10/6/10                    649,618
664,738   John Deere Capital Corp., 0.33%, 7/16/10            664,738
5,044,635 JPMorgan Chase & Co., 0.57%, 9/24/10               5,044,635
5,398,286 CME, Inc., 0.90%, 8/6/10                           5,398,286
6,758,511 Santander, 0.30%, 7/23/10                          6,758,511
1,277,877 US Bancorp, 0.65%, 5/6/10                          1,277,877
596,538   US Bancorp, 0.66%, 6/4/10                           596,538
913,295   US Bancorp, 0.30%, 5/28/10                          913,295
4,233,045 WFC, 0.70%, 1/24/11                                4,233,045
2,383,595 WFC, 0.33%, 12/2/10                                2,383,595
                                                            $134,280,463
          Tri-party Repurchase Agreements:
8,702,448 Deutsche Bank, 0.02%, 4/1/10                      $8,702,448
17,881,742RBS Securities, Inc., 0.01%, 4/1/10                17,881,742
                                                            $26,584,190
 Shares
          Time Deposits:
9,248,437 Societe Generale, 0.12%, 4/1/10                   $9,248,437

          Money Market Mutual Funds:
9,536,928 Dreyfus Preferred Money Market Fund               $9,536,928
          Total Securities Lending Collateral               $217,251,050
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $451,591,050)                              $451,591,050
          TOTAL INVESTMENT IN SECURITIES - 103.6%
          (Cost  $4,574,990,187) (a)                        $5,270,764,620
          OTHER ASSETS AND LIABILITIES - (3.6)%             $(183,529,757)
          TOTAL NET ASSETS - 100.0%                         $5,087,234,863

(A.D.R.)  American Depositary Receipt.

   *      Non-income producing security.

  (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $4,574,990,187 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost         $469,567,715

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value          (230,084,467)

          Net unrealized gain                               $239,483,248

  (b)     At March 31, 2010, the following securities were out on loan:

 Shares                        Security                        Value
14,400    ABB Ltd. (b)                                      $ 314,496
268,800   Boeing Co. (b)                                     17,194,048
322,300   Bristol-Myers Squibb Co. (b)                       8,605,410
842,200   Bunge, Ltd.                                        51,904,786
1,900     Chubb Corp. (b)                                     98,515
11,600    Citigroup, Inc. * (b)                               46,980
28,800    Diageo Plc (A.D.R.) (b)                            1,942,560
13,300    Eli Lilly & Co.                                     481,726
21,300    Kraft Foods, Inc. (b)                               644,112
4,541,100 Nokia Corp. (A.D.R.)                               70,568,694
48,400    Petrochina Co., Ltd. (A.D.R.)                      5,673,448
542,700   Unilever N.V.                                      16,367,832
908,900   Vodafone Group Plc (A.D.R.)                        21,168,281
21,000    The Walt Disney Co. (b)                             733,110
          Total                                             $195,743,998

  (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                                 Level 1       Level 2  Level 3   Total
Common Stocks                $4,819,173,570     $0       $0  $4,819,173,570
Temporary Cash Investments        0          442,054,122  0     442,054,122
Money Market Mutual Funds         9,536,928      0        0       9,536,928
Total                        $4,828,710,498 $442,054,122 $0  $5,270,764,620


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.